Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary Estimated Useful Lives of Property and Equipment

The estimated useful lives (in years) of the main categories of the Company’s property and equipment are as follows:

Asset	Estimated useful life (years)
Computer hardware	3
Office furniture and fixture	10
Buildings	50

Summary of Derivative Position

Following is the derivatives position as of December 31, 2017 and 2016:

	Currency	Notional amount	Type	Due	Avg Price (1)	Fair value
2017
	Argentine pesos	$2,000	Purchase	Jan-18	17.835	115
	Chile pesos	$8,500	Purchase	Jan-18	634.49	(260)
	Mexican pesos	$7,000	Sell	Jan / Feb-18	19.27	(214)
2016
	Brazilian Reais	$15,000	Sell	Jan-17	3.37	457
	Argentine pesos	$5,000	Purchase	Jan-17	16.17	(49)

(1)	In each respective currency.